Basic and Diluted Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per share for:

	Three-months ended September 30, 2019 (Unaudited)
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(1,433,626)	136,640,761	$(0.01)
Effect of dilutive securities—Common stock options, warrants, and convertible note	-	-	-
Diluted loss per share	$(1,433,626)	136,640,761	$(0.01)

	Three-months ended September 30, 2018 (Unaudited)
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(928,888)	130,083,598	$(0.01)
Effect of dilutive securities—Common stock options, warrants, and convertible note	-	-	-
Diluted loss per share	$(928,888)	130,083,598	$(0.01)

	Nine-months ended September 30, 2019 (Unaudited)
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(3,650,740)	135,516,490	(0.03)
Effect of dilutive securities—Common stock options, warrants, and convertible note	-	-	-
Diluted loss per share	$(3,650,740)	135,516,490	(0.03)

	Nine-months ended September 30, 2018 (Unaudited)
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(3,076,873)	125,271,516	$(0.02)
Effect of dilutive securities—Common stock options, warrants, and convertible note	-	-	-
Diluted loss per share	$3,076,873	125,271,516	$(0.02)

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the years ended December 31:

	2018
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(4,024,222)	127,304,856	$(0.03)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(4,024,222)	127,304,856	$(0.03)

	2017
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(1,985,234)	99,951,385	$(0.02)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(1,985,234)	99,951,385	$(0.02)

Schedule of Shares of Common Stock Equivalents Were Excluded from the Computation of Diluted Net Loss Per Share

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive for the periods ended:

	September 30, 2019	September 30, 2018
	(Unaudited)	(Unaudited)
Convertible notes	9,490,186	-
Common stock options	40,438,425	39,496,761
Common stock warrants	102,758,031	118,148,846
Total common stock equivalents	152,686,642	157,645,607

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive for the years ended December 31:

	2018	2017
Common stock options	40,496,761	38,213,427
Common stock warrants	118,046,862	127,434,122
Total common stock equivalents	158,543,623	165,647,549